SEGMENT INFORMATION (Tables)	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SCHEDULE OF OUTSTANDING POTENTIALLY DILUTIVE COMMON STOCK EQUIVALENTS WERE EXCLUDED FROM THE COMPUTATION OF DILUTED NET LOSS PER SHARE

The following outstanding potentially dilutive common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been anti-dilutive:

	For the Nine Months Ended September 30,
	2025	2024
Convertible notes payable	125,000	—
Total	125,000	—